CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investments in single-family residential properties:
Land	$ 8,579,550	$ 6,761,350
Buildings and improvements	39,419,038	31,744,657
Investments in real estate, gross	47,998,588	38,506,007
Accumulated depreciation	(2,853,049)	(1,630,873)
Investments in single-family residential properties, net	45,145,539	36,875,134
Cash	10,044,977	2,140,298
Rent and other receivables	246,378	239,928
Escrow deposits	105,500	143,901
Lease origination costs, net	329,395	218,789
Deferred stock issuance costs	0	742,757
Other assets,net	195,020	96,318
Total Assets	56,066,809	40,457,125
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,283,235	1,143,438
Resident security deposits	552,698	435,267
Notes payable, net	19,454,377	19,409,454
Total Liabilities	21,290,310	20,988,159
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock, $.001 par value; 25,000,000 shares authorized; No shares issued or outstanding	0	0
Common stock, $.001 par value; 100,000,000 shares authorized; 10,734,025 and 7,016,796 shares issued and outstanding at December 31, 2016 and 2015, respectively	10,734	7,017
Additional paid-in capital	41,677,465	24,601,295
Accumulated deficit	(6,911,700)	(5,139,346)
Total Stockholders' Equity	34,776,499	19,468,966
Total Liabilities and Stockholders' Equity	$ 56,066,809	$ 40,457,125